EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - Other net gain or (loss) (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
		Apr. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Loss on impairment of property, plant and equipment							$ (2,211)
Gain on extinguishment of debt						$ 880
Net gain on disposal of property, plant and equipment and intangible assets			$ (51)	$ 554	$ 662	56	66
Government grants			31	19	42	35	307
Changes in fair value of financial assets at fair value through profit or loss			2,238		(841)
Net gain on disposal of other financial assets					213
Impairment loss of a pre-matured investment(1)	[1]					(2,025)
Net gain on settlement of balances with Bitmain						4,468
Others			(610)	557	281	(931)	(722)
Total			$ 1,608	$ 1,130	$ 357	$ 2,483	$ (2,560)
Payment for project investment agreement with a third party		$ 2,000

[1]	The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.